Cover Page Document	Feb. 26, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 26, 2021
Entity Registrant Name	ALTISOURCE PORTFOLIO SOLUTIONS S.A.
Entity Incorporation, State or Country Code	N4
Entity File Number	001-34354
Entity Tax Identification Number	98-0554932
Entity Address, Address Line One	40, avenue Monterey
Entity Address, Postal Zip Code	L-2163
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
City Area Code	352
Local Phone Number	2469 7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	ASPS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001462418
Amendment Flag	false